Shareholders' Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					3 Months Ended								12 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 10, 2013	Oct. 19, 2012
Distributions
Cash distribution to common shareholders (in dollars per share)	$ 0.43		$ 0.42	$ 0.42	$ 0.42
Distribution payable to common shareholders (in dollars per share)																	$ 0.43
Cash distribution per common share paid or accrued (in dollars per share)						$ 0.43	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.41	$ 1.69	$ 1.67	$ 1.21
Characterization of distributions paid or accrued as a percentage of ordinary income														80.36%	92.88%	98.34%
Characterization of distributions paid or accrued as a percentage of return of capital														19.64%	7.12%	1.66%
Share Sales
Number of shares sold		7,500,000
Price per share of shares sold																		$ 23.25
Net proceeds on sale of shares		$ 166,718												$ 166,718	$ 157,870	$ 418,930